Contingencies	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Contingencies
Note 3 - Contingencies

During 2022, the Israeli tax authority ("ITA”) notified the Company that it had initiated a routine VAT audit to include tax years 2017 through 2022. The ITA raised several claims, mainly in respect with the recoverability of VAT related to the Merger Agreement expenses and the classification of the Company as a holding company. In July 2022, the ITA proposed a settlement, which the Company rejected. As a result, the ITA issued an assessment. In November 2022, the Company filed an appeal to the ITA’s assessment. The Company has recorded a provision in 2022 that is inherently subjective due to the inherent uncertainty of these matters and the judicial process, therefore, the outcome may differ from the estimated liability recorded by the Company during 2022.

In October 2023 the ITA rejected the Company’s appeal on the assessment. The Company filed an appeal to the Israeli district court. Based on the consultancy of its tax advisors, the Company estimates that the amount of provision recorded in 2022 remains adequate.